Property, Plant and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment (Details) [Line Items]
Depreciation expense	$ 3,503	$ 3,164	$ 16,235	$ 3,948
VitalityRx [Member]
Property, Plant and Equipment (Details) [Line Items]
Disposed assets			52,357
Accumulated depreciation			16,129
Loss on disposition			$ 36,228